Charter arrangements, Additional Information (Details)	12 Months Ended
	Dec. 31, 2022 Vessel Counterparty	Dec. 31, 2021 Vessel Counterparty	Dec. 31, 2020 Vessel Counterparty
Concentration of Risk [Abstract]
Number of vessels	23	26	27
Number of counterparties | Counterparty	4	5	10
Time Charters [Member]
Concentration of Risk [Abstract]
Number of vessels	5	7	18
Spot Market [Member]
Concentration of Risk [Abstract]
Number of vessels	18	19	9